Concentration of Credit Risk	12 Months Ended
Dec. 31, 2015
Concentration of Credit Risk [Abstract]
Concentration of Credit Risk

Note 9 - Concentration of Credit Risk

The Company maintains its cash in one bank deposit account, which at times may exceed the federally insured limits of $250,000 that exist through December 31, 2015. At December 31, 2015, the Company did not have any uninsured deposits.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of accounts receivable. The Company extends credit based on the customers’ financial conditions. The Company does not require collateral or other security to support customer receivables. Credit losses, when realized, have been within the range of management’s expectations. To further reduce credit risk associated with accounts receivable, the Company performs periodic credit evaluations of its customers.

	December 31, 2015	December 31, 2014
Concentrations in accounts receivable:
Customer A	100%	*
Customer B	*	60%
Customer C	*	40%

	December 31, 2015	December 31, 2014
Concentrations in net revenue:
Customer A	93%	90%

* Customer did not exceed 10% for the respective year.